ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)								1 Months Ended										2 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 08, 2021	Aug. 12, 2021	Jul. 22, 2021	Apr. 20, 2021	Apr. 09, 2021	Jun. 19, 2017	Dec. 15, 2014	Oct. 31, 2020	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Sep. 30, 2019	Jan. 31, 2019	May 31, 2018	Jan. 31, 2018	Nov. 30, 2019	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2021	Nov. 30, 2020	Jun. 30, 2017	Sep. 16, 2016	Dec. 11, 2015
Product Information [Line Items]
Entity Incorporation, Date of Incorporation																								Dec. 15, 2014		Dec. 15, 2014
Stock Redeemed or Called During Period, Shares						9,000,000
Offering Date																								Dec. 11, 2015		Dec. 11, 2015
Marketing expense																			$ 34,669		$ 90,305			$ 138,783	$ 331,775	$ 390,294	$ 632,522
Stock Issued During Period, Shares, Issued for Services				150,000	8,750,000		6,000,000						1,500,000	9,700,000			300,000									2,700,000
Shares Issued, Price Per Share							$ 0.001							$ 0.22			$ 0.50									$ 0.008							$ 0.50		$ 0.01
Stock Issued During Period, Value, Issued for Services							$ 6,000										$ 180,000									$ 375,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture														$ 3,432,000	$ 178,505		157,483	$ 330,000			489,462	$ 95,000	$ 2,548,740			$ 3,915,661	5,358,000	$ 430,000	$ 1,575,000
Prepaid Expense														$ 675,750	$ 160,000		31,251
Accrued Liabilities																	$ 74,600
Stock Issued During Period, Shares, New Issues	310,000	310,000	1,300,000											11,000,000	400,000		466,667	1,650,000								17,275,871
Debt Instrument, Unamortized Discount													$ 370,584	$ 819,500	$ 57,467			$ 86,000								$ 777,610	370,584
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						500,000		2,500.000						50,000	175,000																2,500,000	50,000		2,405,000
Professional and contract services expense, shares								6,410,000	4,839,871	810,000	70,000	1,200,000							9,849,725
Professional and Contract Services Expense								$ 553,820	$ 489,462	$ 95,000	$ 7,000	$ 240,000							$ 617,068
Entity Incorporation, State or Country Code																								NV
Third Party Vendor [Member]
Product Information [Line Items]
Accounts payable and accrued expenses													$ 221,920													$ 0	221,920
Supplier Concentration Risk [Member] | Purchased [Member] | Third Party Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage																										20.00%
American Rebel Inc [Member]
Product Information [Line Items]
Shares Issued, Price Per Share																	$ 0.60
Professional Services [Member]
Product Information [Line Items]
Stock Issued During Period, Shares, Issued for Services																166,667	166,667
Shares Issued, Price Per Share																	$ 0.50
Minimum [Member]
Product Information [Line Items]
Estimated useful life																										5 years
Shares Issued, Price Per Share														$ 0.30	$ 0.65			$ 0.22
Maximum [Member]
Product Information [Line Items]
Estimated useful life																										7 years
Shares Issued, Price Per Share														0.95	$ 0.76			$ 0.30
Maximum [Member] | Professional Services [Member]
Product Information [Line Items]
Stock Issued During Period, Shares, Issued for Services																	500,000
26 Investors [Member]
Product Information [Line Items]
Investors, price per share																								$ 0.0001		$ 0.01
Invested fair value																			$ 60,000					$ 60,000		$ 60,000
Common Stock [Member]
Product Information [Line Items]
Stock Issued During Period, Shares, Other																			2,706.617					17,421,000		17,421,000
Stock Redeemed or Called During Period, Shares																								9,000,000		9,000,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture																					$ 4,840	$ 810	$ 17,616			$ 29,746	$ 13,050	$ 800	$ 3,150
Stock Issued During Period, Shares, New Issues																				2,500,000		70,000					100,000			1,166,000
Common Stock [Member] | Minimum [Member]
Product Information [Line Items]
Shares Issued, Price Per Share														0.30
Common Stock [Member] | Maximum [Member]
Product Information [Line Items]
Shares Issued, Price Per Share														$ 0.70
Warrant [Member]
Product Information [Line Items]
Stock Issued During Period, Shares, Other																								500,000		500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																										500,000